Taxes (Details) - Schedule of Provision for Income Tax - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Provision for Income Tax [Abstract]
Current income tax expense	$ 20,305	$ 248,796
Uncertain tax provisions	2,416,499
Deferred income tax expense		(72,879)
Income tax provision	$ 2,436,804	$ 175,917